Note 4 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Current Income Tax Expense (Benefit), Total	$ 0	$ 0
Unrecognized Tax Benefits, Ending Balance	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	$ 0	$ 0